Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 15, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Cost, beginning		$ 157,561,947	$ 147,973,492
Additions		7,873,141	45,612,104
Disposals			(183,816)
Written off		(4,923,738)	(14,349,847)
Transfer to assets classified as held for sale			(21,489,986)
Cost, ending		160,511,350	157,561,947	$ 147,973,492
Accumulated depreciation, beginning		75,813,639	54,109,584
Charge for the year		34,038,855	35,795,951
Disposals			(122,577)
Written off		(4,397,459)	(7,647,666)
Transfer to assets classified as held for sale			(6,321,653)
Accumulated depreciation, ending		105,455,035	75,813,639	54,109,584
Impairment, beginning balance
Provision	$ 585,679	4,549,381
Impairment, ending balance		4,549,381
Net carrying amount	6,502,173		81,748,308		$ 50,506,934	$ 8,894,566
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Cost, beginning		131,947,758	118,492,499
Additions		6,451,975	39,658,741
Disposals
Written off		(3,934,125)	(7,935,580)
Transfer to assets classified as held for sale			(18,267,902)
Cost, ending		134,465,608	131,947,758	118,492,499
Accumulated depreciation, beginning		63,171,268	42,808,392
Charge for the year		28,956,777	30,561,795
Disposals
Written off		(3,634,261)	(4,576,871)
Transfer to assets classified as held for sale			(5,622,048)
Accumulated depreciation, ending		88,493,784	63,171,268	42,808,392
Impairment, beginning balance
Provision		4,549,381
Impairment, ending balance		4,549,381
Net carrying amount	5,332,652		68,776,490		41,422,443
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Cost, beginning		23,592,372	27,449,585
Additions		1,137,141	4,971,545
Disposals			(137,998)
Written off		(924,330)	(5,741,030)
Transfer to assets classified as held for sale			(2,949,730)
Cost, ending		23,805,183	23,592,372	27,449,585
Accumulated depreciation, beginning		11,852,964	10,454,220
Charge for the year		4,671,570	4,824,258
Disposals			(78,784)
Written off		(717,381)	(2,711,267)
Transfer to assets classified as held for sale			(635,463)
Accumulated depreciation, ending		15,807,153	11,852,964	10,454,220
Impairment, beginning balance
Provision
Impairment, ending balance
Net carrying amount	1,029,652		11,739,408		7,998,030
Office Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning		2,021,817	2,031,408
Additions		264,025	981,818
Disposals			(45,818)
Written off		(65,283)	(673,237)
Transfer to assets classified as held for sale			(272,354)
Cost, ending		2,220,559	2,021,817	2,031,408
Accumulated depreciation, beginning		789,407	846,972
Charge for the year		408,508	409,898
Disposals			(43,793)
Written off		(45,817)	(359,528)
Transfer to assets classified as held for sale			(64,142)
Accumulated depreciation, ending		1,152,098	789,407	846,972
Impairment, beginning balance
Provision
Impairment, ending balance
Net carrying amount	137,552		1,232,410		1,068,461
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning
Additions		20,000
Disposals
Written off
Transfer to assets classified as held for sale
Cost, ending		20,000
Accumulated depreciation, beginning
Charge for the year		2,000
Disposals
Written off
Transfer to assets classified as held for sale
Accumulated depreciation, ending		2,000
Impairment, beginning balance
Provision
Impairment, ending balance
Net carrying amount	$ 2,317				$ 18,000